Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Leases (Details)	Feb. 28, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Year ended November 30, 2019	$ 40,428
Year ended November 30, 2020	33,343
Year ended November 30, 2021	13,664
Total	$ 87,435